Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Joint Venture [Member] | Operating Lease Rental Payments [Member]
Related Party Transaction [Line Items]
Related party sales	$ 310	$ 305	$ 295
Corporate Joint Venture [Member] | Sales from Partnership to Company [Member]
Related Party Transaction [Line Items]
Purchase from related party	861	803	645
Corporate Joint Venture [Member] | Manufacturing Costs [Member]
Related Party Transaction [Line Items]
Related party sales	16,065	19,976	16,869
Corporate Joint Venture [Member] | Services [Member]
Related Party Transaction [Line Items]
Related party sales	12,229	12,871	12,727
Corporate Joint Venture [Member] | Product Demonstration Costs [Member]
Related Party Transaction [Line Items]
Related party sales	1,853	2,204	1,768
INEOS Capital Partners [Member]
Related Party Transaction [Line Items]
Related party sales	$ 11,212	$ 4,154	$ 5,664